Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allocation of Income Taxes [Abstract]
Income from operations	$ 8,434	$ 6,178	$ 6,205
Stock option exercise included in stockholders' equity	(1,122)	0	(232)
Change in stockholders' equity for unrealized gain (loss) on securities available for sale	(329)	180	(483)
Change in stockholders' equity for unrealized gain (loss) on fair value of interest rate swap	(760)	(1,341)	180
Total allocated income tax	$ 6,223	$ 5,017	$ 5,670